Peachtree Alternative Strategies Fund
Schedule of Investments (Unaudited)
July 31, 2024

Portfolio Funds*		% of Net Assets		Cost(1)	Fair Value	Initial Acquisition Date		Redemption Frequency(2)	Next Available Redemption Date
Equity:
Glazer Enhanced Offshore Fund, Series 1		4.7%		$ 6,465,009	$ 10,541,525	1/1/2021	(3)	Monthly	8/31/2024
Moon Capital Global Equity Offshore Fund Ltd., Class S, Series A-84		0.0%	(4)	86,437	60,512	1/3/2017		N/A	(5)
Pleiad Asia Offshore Feeder Fund, Class A-A1, Multiple Series		1.4%		2,236,663	3,126,093	1/3/2017	(3)	Quarterly	9/30/2024	(6)
Pleiad Asia Offshore Feeder Fund, Class A-A5, Series 01-18		2.4%		4,504,047	5,411,939	1/3/2017	(3)	Quarterly	9/30/2024	(6)
Schonfeld Fundamental Equity Offshore Fund Ltd., Class B		5.2%		11,498,515	11,623,630	8/1/2022	(3)	Quarterly	9/30/2024	(7)
TPG Public Equity Partners-A, L.P.		4.5%		6,746,089	10,122,726	1/3/2017	(3)	Quarterly	9/30/2024	(6)
Total Equity		18.2%		$ 31,536,760	$ 40,886,425

Fixed Income:
Anchorage Capital Partners Offshore Ltd., Series K		0.0%	(4)	$ 38,149	$ 82,422	3/1/2019	(3)	N/A	(5)
Capula Global Relative Value Fund Ltd., Class H		5.7%		11,250,000	12,783,021	10/1/2022	(3)	Quarterly	9/30/2024	(6)(8)
Doubleline Opportunistic Income Fund Ltd., Class B, Series 1		4.7%		9,658,756	10,512,479	3/1/2017	(3)	Quarterly	9/30/2024
King Street Capital Offshore Ltd., Class A, Series 1		4.4%		7,429,921	9,841,754	1/3/2017	(3)	Quarterly	9/30/2024	(6)
King Street Capital Offshore Ltd., Class S, Multiple Series		0.4%		853,730	912,620	1/3/2017	(3)	N/A	(5)
PIMCO Tactical Opportunities Fund, L.P., Class A		5.1%		7,470,356	11,478,757	7/1/2017	(3)	Semi-Annual	12/31/2024	(9)
Total Fixed Income		20.3%		$ 36,700,912	$ 45,611,053

Multi-Strategy:
Centiva Offshore Fund, Ltd., Series A, Multiple Series		4.3%		$ 8,687,236	$ 9,579,282	3/1/2022	(3)	Quarterly	9/30/2024
Davidson Kempner Partners		10.5%		17,910,005	23,570,539	1/3/2017	(3)	Semi-Annual	12/31/2024
D.E. Shaw Composite International Fund		10.9%		12,303,475	24,543,001	1/3/2017	(3)	Quarterly	9/30/2024	(3)
ExodusPoint Partners International Fund, Ltd., Class B, Standard Series		9.1%		16,000,000	20,494,874	6/1/2020	(3)	Quarterly	9/30/2024	(10)
HBK Multi-Strategy Offshore Fund Ltd., Class A, Lead Series		4.7%		7,532,817	10,623,729	11/1/2017	(3)	Quarterly	9/30/2024	(6)
Hudson Bay International Fund Ltd., Class A, Multiple Series		9.0%		13,647,503	20,342,918	10/1/2018	(3)	Quarterly	9/30/2024	(6)
Paloma International Ltd., Class C		0.9%		1,573,047	1,949,225	6/1/2019	(3)	Annual	12/31/2024
Paloma International Ltd., Class D		4.0%		8,000,175	8,921,316	4/1/2021	(3)	Quarterly	9/30/2024
Verition International Multi-Strategy Fund, Ltd., Class C, Series 1		4.7%		8,440,866	10,491,345	1/31/2021	(3)	Quarterly	10/31/2024	(6)
Total Multi-Strategy		58.1%		$ 94,095,124	$ 130,516,229

Opportunistic:
Cassiopeia Fund Ltd., Class B		0.2%		$ 512,810	$ 555,803	10/1/2023		N/A	(5)
Total Opportunistic		0.2%		$ 512,810	$ 555,803

Total Investments In Portfolio Funds		96.8%		$ 162,845,606	$ 217,569,510

Money Market Funds	Shares	% of Net Assets		Cost(1)	Fair Value

Fidelity Investments Government Money Market Portfolio,
Institutional Class, 5.26%(11)	13,240,953	5.9%		$ 13,240,953	$ 13,240,953

Total Investments		102.7%		$ 176,086,559	$ 230,810,463

Liabilities in Excess of Other Assets		(2.7)%			$ (5,983,200)

Net Assets		100.0%			$ 224,827,263

(1) There were no unfunded capital commitments as of July 31, 2024.
(2) Certain redemptions may be subject to various restrictions and limitations such as redemption penalties on investments liquidated within a certain period subsequent to investment (e.g. a soft lock-up), investor-level gates and/or Portfolio Fund-level gates. Redemption notice periods range from 30 to 90 days.
(3) The Portfolio Fund was purchased on multiple dates with the initial purchase date shown.
(4) Amount is less than 0.05%.
(5) Redemptions are not permitted until the underlying special investments are sold/liquidated.
(6) Subject to 25% investor level quarterly gate.
(7) Subject to a early redemption fee of 5% on redemptions within 1 year of their purchase date.
(8) Subject to a early redemption fee of 3% on redemptions within 2 years of their purchase date.
(9) Subject to 33% investor level semi-annual gate.
(10) Subject to 12.50% investor level quarterly gate.
(11) Rate disclosed is the seven day effective yield as of July 31, 2024.

* All Portfolio Funds are non-income producing and are issued in private placement transactions, and as such, are restricted to resale.